Retirement Benefits (Tables)	12 Months Ended
Sep. 30, 2016
Pension Plan [Member]
Schedule of Net Periodic Benefit Cost

	2016		2015		2014
	U.S.	International	U.S.	International	U.S.	International
Service cost	$36.5	$24.3	$42.2	$31.3	$42.6	$36.0
Interest cost	110.7	44.3	124.7	57.8	130.7	67.2
Expected return on plan assets	(202.0)	(78.3)	(202.0)	(79.8)	(187.8)	(78.1)
Amortization
Net actuarial loss	85.3	35.6	78.9	41.4	78.3	36.1
Prior service cost	2.8	(.2)	2.8	—	2.9	.2
Settlements	5.1	1.3	18.9	2.3	4.8	.7
Curtailments	—	(1.1)	5.3	—	—	—
Special termination benefits	2.0	—	7.2	1.5	.2	.1
Other	(.3)	2.1	1.0	2.1	—	2.0
Net Periodic Benefit Cost – Total	$40.1	$28.0	$79.0	$56.6	$71.7	$64.2
Less: Discontinued Operations	(7.9)	(4.4)	(12.9)	(7.7)	(10.9)	(7.6)
Net Periodic Benefit Cost – Continuing Operations	$32.2	$23.6	$66.1	$48.9	$60.8	$56.6

Weighted Average Assumptions Used In The Calculation Of Net Periodic Pension Cost And PBO

	2016		2015		2014
	U.S.	International	U.S.	International	U.S.	International
Discount rate(A)	4.3%	3.3%	4.3%	3.6%	4.8%	4.3%
Expected return on plan assets	8.0%	6.3%	8.3%	6.1%	8.3%	6.5%
Rate of compensation increase	3.5%	3.5%	3.5%	3.6%	4.0%	3.7%

(A)
Effective in 2016, the Company began to measure the service cost and interest cost components of pension expense by applying spot rates along the yield curve to the relevant projected cash flows, as we believe this provides a better measurement of these costs. The 2016 discount rates used to measure the service cost and interest cost of our U.S. pension plans were 4.5% and 4.1%, respectively. The rates used to measure the service cost and interest cost of our major International pension plans were 3.4% and 3.2%, respectively. The previous method would have used a single discount rate for both service and interest costs. The Company has accounted for this as a change in accounting estimate and, accordingly, has accounted for it on a prospective basis. This change does not affect the measurement of the total benefit obligation.

	2016		2015
	U.S.	International	U.S.	International
Discount rate	3.5%	2.0%	4.4%	3.4%
Rate of compensation increase	3.5%	3.5%	3.5%	3.5%

Schedule of Changes in Projected Benefit Obligations [Table Text Block]

	2016		2015
	U.S.	International	U.S.	International
Change in Projected Benefit Obligation
Obligation at beginning of year	$3,139.9	$1,647.9	$3,002.9	$1,735.7
Service cost	36.5	24.3	42.2	31.3
Interest cost	110.7	44.3	124.7	57.8
Amendments	1.2	—	1.2	(3.1)
Actuarial loss	380.2	376.4	130.4	30.0
Curtailments	(.4)	(1.2)	5.3	(5.1)
Settlement (gain) loss	5.4	(3.4)	6.7	(8.6)
Special termination benefits	2.0	—	7.2	1.5
Participant contributions	—	1.6	—	2.1
Benefits paid	(197.4)	(46.6)	(181.8)	(50.3)
Currency translation/other	(.4)	(193.7)	1.1	(143.4)
Obligation at End of Year	$3,477.7	$1,849.6	$3,139.9	$1,647.9

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]

	2016		2015
	U.S.	International	U.S.	International
Change in Plan Assets
Fair value at beginning of year	$2,613.6	$1,302.8	$2,746.2	$1,368.4
Actual return on plan assets	275.2	273.2	(14.0)	25.9
Company contributions	13.9	65.4	63.1	74.4
Participant contributions	—	1.6	—	2.1
Benefits paid	(197.4)	(46.6)	(181.8)	(50.3)
Settlements	—	(3.4)	—	(8.6)
Currency translation/other	—	(181.9)	.1	(109.1)
Fair Value at End of Year	$2,705.3	$1,411.1	$2,613.6	$1,302.8
Funded Status at End of Year	$(772.4)	$(438.5)	$(526.3)	$(345.1)

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

Amounts Recognized
Noncurrent assets	$—	$—	$4.0	$.3
Accrued liabilities	(24.1)	—	(15.7)	—
Noncurrent liabilities	(748.3)	(438.5)	(514.6)	(345.4)
Net Amount Recognized	$(772.4)	$(438.5)	$(526.3)	$(345.1)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The changes in plan assets and benefit obligation that have been recognized in other comprehensive income on a pretax basis during 2016 and 2015 consist of the following:

	2016		2015
	U.S.	International	U.S.	International
Net actuarial loss arising during the period	$311.8	$172.1	$351.8	$79.4
Amortization of net actuarial loss	(90.4)	(36.5)	(97.8)	(43.3)
Prior service cost (credit) arising during the period	1.2	(.1)	1.2	(3.1)
Amortization of prior service cost	(2.8)	.2	(2.8)	—
Total	$219.8	$135.7	$252.4	$33.0

Schedule Of Components Recognized In Accumulated Other Comprehensive Income On Pretax Basis [Table Text Block]
The components recognized in accumulated other comprehensive loss on a pretax basis at 30 September consisted of:

	2016		2015
	U.S.	International	U.S.	International
Net actuarial loss	$1,273.6	$769.6	$1,052.2	$634.0
Prior service cost	8.5	(1.9)	10.1	(2.0)
Net transition liability	—	.4	—	.4
Total	$1,282.1	$768.1	$1,062.3	$632.4

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The amount of accumulated other comprehensive loss at 30 September 2016 that is expected to be recognized as a component of net periodic pension cost during fiscal year 2017, excluding discontinued operations and amounts that may be recognized through settlement losses, is as follows:

	U.S.	International
Net actuarial loss	$88.8	$55.9
Prior service cost	2.4	(.1)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The following table provides information on pension plans where the benefit liability exceeds the value of plan assets:

	30 September 2016		30 September 2015
	U.S.	International	U.S.	International
Pension Plans with PBO in Excess of Plan Assets:
PBO	$3,477.7	$1,849.6	$2,917.1	$1,644.5
Fair value of plan assets	2,705.3	1,411.1	2,386.7	1,299.1
Pension Plans with ABO in Excess of Plan Assets:
ABO	$3,242.5	$1,673.6	$2,689.2	$1,498.0
Fair value of plan assets	2,705.3	1,370.1	2,386.7	1,263.2

Schedule Of Target And Actual Asset Allocations By Category [Table Text Block]

	2016 Target Allocation		2016 Actual Allocation		2015 Actual Allocation
	U.S.	International	U.S.	International	U.S.	International
Asset Category
Equity securities	60-80%	55-67%	65%	60%	68%	59%
Debt securities	20-30%	32-43%	28%	38%	25%	40%
Real estate/other	0-10%	0-2%	7%	1%	7%	—%
Cash	—	—	—%	1%	—%	1%
Total			100%	100%	100%	100%

Schedule of Allocation of Plan Assets [Table Text Block]
The following table summarizes pension plan assets measured at fair value by asset class (see Note 14, Fair Value Measurements, for definition of the levels):

	30 September 2016				30 September 2015
	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
U.S. Qualified Pension Plans
Cash and cash equivalents	$12.7	$12.7	$—	$—	$11.1	$11.1	$—	$—
Equity securities	637.0	637.0	—	—	681.7	681.7	—	—
Equity mutual funds	300.2	300.2	—	—	480.1	480.1	—	—
Equity pooled funds	815.5	—	815.5	—	615.1	—	615.1	—
Fixed income:
Bonds (government and corporate)	747.8	—	747.8	—	651.4	—	651.4	—
Real estate pooled funds	192.1	—	—	192.1	174.2	—	—	174.2
Total U.S. Qualified Pension Plans	$2,705.3	$949.9	$1,563.3	$192.1	$2,613.6	$1,172.9	$1,266.5	$174.2
International Pension Plans
Cash and cash equivalents	$6.6	$6.6	$—	$—	$10.1	$10.1	$—	$—
Equity pooled funds	854.8	—	854.8	—	766.9	—	766.9	—
Fixed income pooled funds	486.9	—	486.9	—	465.6	—	465.6	—
Other pooled funds	17.0	—	9.7	7.3	14.9	—	8.3	6.6
Insurance contracts	45.8	—	—	45.8	45.3	—	—	45.3
Total International Pension Plans	$1,411.1	$6.6	$1,351.4	$53.1	$1,302.8	$10.1	$1,240.8	$51.9

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]
The following table summarizes changes in fair value of the pension plan assets classified as Level 3, by asset class:

	Real Estate Pooled Funds	Other Pooled Funds	Insurance Contracts	Total
30 September 2014	$150.2	$9.3	$59.7	$219.2
Actual return on plan assets:
Assets held at end of year	24.0	(.2)	(11.1)	12.7
Assets sold during the period	—	.5	—	.5
Purchases, sales, and settlements, net	—	(3.0)	(3.3)	(6.3)
30 September 2015	$174.2	$6.6	$45.3	$226.1
Actual return on plan assets:
Assets held at end of year	17.9	.1	3.2	21.2
Assets sold during the period	—	.3	—	.3
Purchases, sales, and settlements, net	—	.3	(2.7)	(2.4)
30 September 2016	$192.1	$7.3	$45.8	$245.2

Schedule of Expected Benefit Payments [Table Text Block]	Projected benefit payments, which reflect expected future service, are as follows:

	U.S.	International
2017	$161.2	$44.8
2018	159.4	47.2
2019	163.1	48.9
2020	166.7	49.7
2021	170.5	52.6
2022–2026	914.5	294.8

Other Postretirement Benefit Plan [Member]
Schedule of Net Periodic Benefit Cost
The cost of our other postretirement benefit plans includes the following components:

	2016	2015	2014
Service cost	$2.2	$2.8	$3.3
Interest cost	2.0	2.2	2.3
Amortization of net actuarial loss	.7	.8	1.7
Net Periodic Postretirement Cost	$4.9	$5.8	$7.3
Less: Discontinued Operations	$(.4)	$(.7)	$(.7)
Net Periodic Postretirement Cost – Continuing Operations	$4.5	$5.1	$6.6

Schedule of Changes in Projected Benefit Obligations [Table Text Block]

	2016	2015
Obligation at beginning of year	$86.9	$93.5
Service cost	2.2	2.8
Interest cost	2.0	2.2
Actuarial loss (gain)	7.5	(2.3)
Benefits paid	(12.3)	(9.3)
Obligation at End of Year	$86.3	$86.9

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]

Amounts Recognized
Accrued liabilities	$11.4	$10.4
Noncurrent liabilities	74.9	76.5

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The changes in benefit obligation that have been recognized in other comprehensive income on a pretax basis during 2016 and 2015 for our other postretirement benefit plans consist of the following:

	2016	2015
Net actuarial loss (gain) arising during the period	$7.5	$(2.3)
Amortization of net actuarial loss	(.7)	(.8)
Total	$6.8	$(3.1)

Schedule of Expected Benefit Payments [Table Text Block]	Projected benefit payments are as follows:

2017	$10.7
2018	10.1
2019	9.5
2020	9.0
2021	8.4
2022–2026	29.1